Supplemental Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated economic lives of the assets, which range as follows:

Land	Indefinite
Buildings	60 years
Medical and surgical equipment	13 years
Electrical and other equipment	5-7 years
Computer equipment, furniture and fixtures	3-7 years
Vehicles	5-7 years
Capitalized software development costs	3 years
Property and equipment consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Land	$—	$15,459
Buildings	—	18,086
Leasehold improvements	868	3,393
Medical and surgical equipment	—	2,953
Electrical and other equipment	21	508
Computer equipment, furniture and fixtures	16,222	12,029
Vehicles	302	185
Capitalized software development costs	4,404	3,837
Construction in progress	2,590	4,363

	24,407	60,813
Accumulated depreciation and amortization	(10,338)	(4,741)

Total property and equipment, net	$14,069	$56,072

Schedule of Accrued Liabilities
Accrued expenses consisted of the following:

(In thousands)	December 31, 2022	December 31, 2021
Accrued professional fees	$14,245	$10,238
Accrued products and licenses	17,820	17,889
Accrued payroll and bonuses	5,163	3,939
Accrued interest on debt	741	1,227
Other accruals	794	2,791

Total accrued expenses	$38,763	$36,084